DERIVATIVE INSTRUMENTS AND HEDGES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Information About Volume and Fair Value Amounts of Derivative Instruments
The following table presents information about the volume and fair value amounts of our derivative instruments:

	March 31, 2014		December 31, 2013
		Fair Value Assets/(Liabilities)		Fair Value Assets/(Liabilities)
(Dollars in thousands)	MMBTUs		MMBTUs
Derivative contracts not currently designated as hedging instruments
Fixed price energy swaps
Notional amount	4,491,753		6,652,070
Prepaid expenses and other assets		$2,533		$15,505
Accrued liabilities		(3,705)		(4,959)

The following table presents information about the volume and fair value amounts of our derivative instruments:

	December 31, 2013		December 31, 2012
(Dollars in thousands)	MMBTUs	Fair Value Assets/(Liabilities)	MMBTUs	Fair Value Assets/(Liabilities)
Derivative contracts not currently designated as hedging instruments
Fixed price energy swaps
Notional amount	6,652,070		6,194,726
Prepaid expenses and other assets		$15,505		$20
Intangibles and other assets, net		—		29
Accrued liabilities		(4,959)		(3,909)
Other liabilities		—		(225)

Schedule of Information About Effect of Derivative Instruments on Accumulated Other Comprehensive Income and Consolidated Statements of Operations
The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive loss and the consolidated statements of operations:

	Loss Reclassified from Accumulated OCI		Gain Recognized on Derivatives
	Three Months Ended March 31,
(Dollars in thousands)	2014	2013	2014	2013
Derivative contracts not currently designated as hedging instruments
Fixed price energy swaps	$—	$(144)	$12,502	$2,153

Loss reclassified from Accumulated OCI to earnings and gain recognized on derivatives is included in Cost of products sold.

The following tables present information about the effect of our derivative instruments on Accumulated other comprehensive income and the consolidated statements of operations:

	Loss Recognized in Accumulated OCI			Loss Reclassified from Accumulated OCI
	Year Ended December 31,
(Dollars in thousands)	2013	2012	2011	2013	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$—	$(1,365)	$(5,188)	$—	$(283)	$(2,838)
Derivative contracts not currently designated as hedging instruments
Fixed price energy swaps				$(335)	$(5,573)	$—

Loss reclassified from Accumulated OCI to earnings is included in Cost of products sold.

	Gain (Loss) Recognized on Derivatives
	Year Ended December 31,
(Dollars in thousands)	2013	2012	2011
Derivative contracts designated as hedging instruments
Fixed price energy swaps	$—	$(50)	$(1,189)
Derivative contracts not currently designated as hedging instruments
Fixed price energy swaps	$16,117	$(2,973)	$(8,643)
Gain (loss) recognized on derivatives is included in Cost of products sold.